GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company has a limited operating history. The Company’s business and operations are sensitive to general business and economic conditions in the United States. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include recession, downturn, or otherwise, changes in regulations or restrictions in imports, competition, or changes in consumer taste including the economic impacts from the COVID-19 pandemic. These adverse conditions could affect the Company’s financial condition and the results of its operations.

The Company meets its day to day working capital requirements through monies raised through sales of eyewear and issuances of equity, including the initial public offering completed on August 2022 and subsequent exercises of warrants by stockholders. The Company also previously issued a convertible note held by its parent company, which was repaid in full during the three months ended March 31, 2023. The Company’s forecasts and projections indicate that the Company expects to have sufficient cash reserves and future income to operate within the level of its current facilities. The Company anticipates that its available liquidity will be sufficient to fund operations through at least the end of May 2024.

NOTE 3 – GOING CONCERN

The Company has a limited operating history. The Company’s business and operations are sensitive to general business and economic conditions in the United States. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include recession, downturn, or otherwise, changes in regulations or restrictions in imports, competition, or changes in consumer taste including the economic impacts from the COVID-19 pandemic. These adverse conditions could affect the Company’s financial condition and the results of its operations.

The Company meets its day to day working capital requirements through monies raised through sales of eyewear and issuances of equity, including past crowdfunding transactions, and more recently an initial public offering completed in August 2022. The Company also has issued a convertible note held by its parent company. The Company’s forecasts and projections indicate that the Company expects to have sufficient cash reserves and future income to operate within the level of its current facilities. The Company anticipates that its available liquidity will be sufficient to fund operations through at least the end of March 2024.